Voya Global Perspectives® Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 100.1%
	Affiliated Investment Companies: 100.1%
374,270	Voya Emerging Markets Index Portfolio - Class I	$ 5,318,372	5 .1
1,808,665	Voya Global Bond Fund - Class R6	17,345,099	16 .8
2,114,830	Voya GNMA Income Fund - Class R6	18,018,349	17 .4
1,844,865	Voya High Yield Portfolio - Class I	18,227,265	17 .6
175,290	Voya Index Plus LargeCap Portfolio - Class I	5,505,870	5 .3
465,691	Voya International Index Portfolio - Class I	5,336,822	5 .2
277,963	Voya MidCap Opportunities Portfolio - Class R6	5,161,781	5 .0
276,922	Voya Small Company Portfolio - Class R6	5,704,593	5 .5
1,608,379	Voya U.S. Bond Index Portfolio - Class I	17,466,997	16 .9
488,632	VY® Clarion Global Real Estate Portfolio - Class I	5,497,105	5 .3

	Total Mutual Funds
	(Cost $92,969,712)	103,582,253	100.1

	Liabilities in Excess of Other Assets	(58,639)	(0.1)
	Net Assets	$ 103,523,614	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2021
Asset Table
Investments, at fair value
Mutual Funds	$103,582,253	$–	$–	$103,582,253
Total Investments, at fair value	$103,582,253	$–	$–	$103,582,253

Voya Global Perspectives® Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2021 where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/10	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 3/31/21	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$5,968,219	$39,217	$(543,248)	$(145,816)	$5,318,372	$-	$305,051	$-
Voya Global Bond Fund - Class R6	18,187,469	885,736	(723,730)	(1,004,376)	17,345,099	202,388	23,453	-
Voya GNMA Income Fund - Class R6	17,346,211	1,568,510	(740,850)	(155,522)	18,018,349	83,925	6,334	-
Voya High Yield Portfolio - Class I	18,399,706	739,925	(748,581)	(163,785)	18,227,265	250,409	(1,397)	-
Voya Index Plus LargeCap Portfolio - Class I	5,676,567	39,217	(406,306)	196,392	5,505,870	-	150,342	-
Voya International Index Portfolio - Class I	5,752,163	39,217	(444,481)	(10,077)	5,336,822	-	187,762	-
Voya MidCap Opportunities Portfolio - Class R6	6,058,058	39,217	(560,929)	(374,565)	5,161,781	-	377,209	-
Voya Small Company Portfolio - Class R6	6,576,518	39,217	(850,351)	(60,791)	5,704,593	-	606,247	-
Voya U.S. Bond Index Portfolio - Class I	17,285,290	1,675,750	(736,884)	(757,159)	17,466,997	117,906	10,299	-
VY® Clarion Global Real Estate Portfolio - Class I	5,628,217	39,217	(437,879)	267,550	5,497,105	-	70,418	-
	$106,878,418	$5,105,223	$(6,193,239)	$(2,208,149)	$103,582,253	$654,628	$1,735,720	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $93,808,389.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$11,316,478
Gross Unrealized Depreciation	(1,542,614)
Net Unrealized Appreciation	$9,773,864